GENERAL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 12, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss		$ 3,720	$ 3,482
Cash flow from operating activities		692	1,658
Accumulated deficit		$ 13,573	$ 9,853
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period, shares	1,701,616
Stock issued during period, value	$ 10,210
Shares called by warrants	1,701,616